Supplement Dated April 27, 2020
To The Prospectuses Dated April 29, 2013

PERSPECTIVE INVESTOR® VUL
INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
and
ULTIMATE INVESTOR® VUL and JACKSON ADVISORSM VUL
INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - IV

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS.

➢	New Funds. Effective April 27, 2020, new Investment Divisions which invest respectively in the following Funds are available.

JNL/Loomis Sayles Global Growth Fund
JNL Multi-Manager Emerging Markets Equity Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/JPMorgan Global Allocation Fund

➢	Fund Name Changes. Effective April 27, 2020, the following Fund names changed.

Prior Fund Name	Current Fund Name
JNL/American Funds Global Bond Fund	JNL/American Funds Capital World Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/JPMorgan Growth & Income Fund
JNL/Lazard Emerging Markets Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Oppenheimer Global Growth Fund	JNL/Invesco Global Growth Fund
JNL/S&P 4 Fund	JNL/Goldman Sachs 4 Fund
JNL/S&P Competitive Advantage Fund	JNL/Goldman Sachs Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund	JNL/Goldman Sachs Intrinsic Value Fund
JNL/S&P Total Yield Fund	JNL/Goldman Sachs Total Yield Fund

➢	Fund Mergers. Effective April 27, 2020, the following Previously Offered Funds merged into the corresponding Currently Offered Funds:

Previously Offered Fund	Currently Offered Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Doubleline® Emerging Markets Fixed Income Fund
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Series Trust)

Previously Offered Fund	Currently Offered Fund
JNL/Mellon Communication Services Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Information Technology Sector Fund (JNL Series Trust)

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging and/or Rebalancing automatic programs, that include an allocation to an Investment Division investing in a Previously Offered Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the corresponding Currently Offered Fund.

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following April 27, 2020, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

➢	Sub-Adviser Changes.

a)
Effective April 27, 2020, First Sentier Investors (Australia) IM LTD. replaced Colonial First State Asset Management (Australia) Limited as a sub-adviser for the JNL/First State Global Infrastructure Fund.

b)
Effective April 27, 2020, J.P. Morgan Investment Management Inc. replaced Franklin Templeton Investments as the sub-adviser for the JNL/Franklin Templeton Mutual Shares Fund. In connection with the change of sub-adviser, the name of the JNL/Franklin Templeton Mutual Shares Fund changed to the JNL/JPMorgan Growth & Income Fund.

For additional information about the changes to the Funds underlying your policy in connection with the new funds, name and sub-adviser changes, please see the Prospectus dated April 27, 2020 for the JNL® Series Trust.

SPECIAL NOTICE REGARDING THE CORONAVIRUS AID, RELIEF, AND ECONOMIC SECURITY (“CARES”) ACT.

➢
Effective March 27, 2020, the newly passed Coronavirus Aid, Relief, and Economic Security (“CARES”) Act made several retirement related changes that may impact you. The CARES Act waives the requirement to take required minimum distributions (“RMDs”) from tax-qualified contracts and Individual Retirement Accounts (“IRAs”) in 2020. This waiver applies both to lifetime and post-death RMDs. In addition, for contracts retained after the death of the original owner that are required to be distributed within 5 years, pursuant to the CARES Act, the 5-year period now does not include 2020. As a result, impacted contracts will have one additional year before liquidation is required.

The waiver also applies to RMDs with respect to the 2019 tax year that are due to begin in 2020. If you turned age 70½ in 2019 and you have not taken your first RMD because it was not due until April 1, 2020, the CARES Act waives this RMD along with your 2020 tax year RMD.
The CARES Act provides additional withdrawal and loan relief (subject to availability) for tax-qualified contracts and IRAs in 2020 for eligible individuals.
Eligible individuals include:

•	an individual diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;

•	an individual if the individual’s spouse or dependent is diagnosed with such virus or disease; or

•
an individual who experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by the Secretary of the Treasury.

The withdrawal relief available to eligible individuals includes:

•	waiving certain in-service distribution restrictions (such as age restrictions) for tax-qualified contracts;

•	providing an exception to the 10% early distribution tax on distributions (up to $100,000) taken before age 59 ½ on tax-qualified contracts and IRAs;

•	waiving the eligible rollover distribution notice requirement and mandatory 20% withholding applicable to eligible rollover distributions;

•	allowing the individual to include income attributable to the distribution over a three-year period beginning with the year the distribution would otherwise be taxable; and

•	allowing the distribution to be recontributed to a tax-qualified contract or IRA within three years of the distribution.
The loan relief available to eligible owners of tax-qualified contracts (subject to availability) permits loans made during the 180-day period beginning on March 27, 2020 to increase the maximum loan amount from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance. Further, the due date for any repayment on a loan that otherwise is due between May 27, 2020 and December 31, 2020, is delayed for one year.
You may wish to consult with your financial professional or personal tax advisor if you are impacted by any of these changes.

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(To be used with VC5825GW 04/13, VC5885GW 04/13, and VC5884GW 04/13)

JMU24056 04/20